Adams Street Venture & Growth Fund

Consolidated Schedule of Investments

As of June 30, 2026 (Unaudited)

								Amounts in USD
Fund Investments	Footnotes	Investment Type	Geographic Region**	Position (if applicable)	Reference Rate & Spread (if applicable)	Quantity (if applicable)	Acquisition Date	Cost	Fair Value

Secondary Investments - 68.0% (1)

5AM Opportunities I, L.P.*		Limited Partnership Interest	United States				6/30/2026	$209,545	$571,879

5AM Ventures IV, L.P.*		Limited Partnership Interest	United States				6/30/2026	-	39,983

5AM Ventures V, L.P.*		Limited Partnership Interest	United States				6/30/2026	613,298	1,530,983

Aleph, L.P.*		Limited Partnership Interest	Western Europe				6/30/2026	1,173,902	4,450,123

Altos Ventures IV Liquidity Fund, L.P.*		Limited Partnership Interest	United States				6/30/2026	163,628	598,218

Altos Ventures IV Reserve Fund, L.P.*		Limited Partnership Interest	United States				6/30/2026	53,568	188,874

Amiti Fund I, L.P.*		Limited Partnership Interest	United States				6/30/2026	28,206	59,393

Amplify Partners III CV, L.P.*	(2)	Limited Partnership Interest	United States				6/26/2026	12,266,244	12,911,836

Bolt III LP*		Limited Partnership Interest	United States				6/30/2026	3,026,966	7,283,400

Charles River Partnership XV, L.P.*		Limited Partnership Interest	United States				6/30/2026	562,791	1,517,818

Columbia Capital Equity Partners VI (QP), L.P.*		Limited Partnership Interest	United States				6/30/2026	415,022	2,677,737

CRV XVII, L.P.*		Limited Partnership Interest	United States				6/30/2026	7,138,935	7,814,378

Domain Partners VIII, L.P.*		Limited Partnership Interest	United States				6/30/2026	-	9,006

Dragoneer Select Opportunities Offshore Feeder, LP*	(2)	Limited Partnership Interest	United States				6/26/2026	17,463,247	19,733,469

Draper Associates V, L.P.*		Limited Partnership Interest	United States				6/30/2026	4,460,002	4,540,011

Fairhaven Capital Partners, L.P.*		Limited Partnership Interest	United States				6/30/2026	66,435	236,899

FirstMark Capital III, L.P.*		Limited Partnership Interest	United States				6/30/2026	1,185,755	6,053,122

FirstMark OF I, L.P.*		Limited Partnership Interest	United States				6/30/2026	8,554	211,440

Foundry Venture Capital 2016, L.P.*		Limited Partnership Interest	United States				6/30/2026	3,019,967	6,083,201

Greycroft Growth II, L.P.*		Limited Partnership Interest	United States				6/30/2026	4,177,740	6,532,870

Greycroft Partners V, L.P.*		Limited Partnership Interest	United States				6/30/2026	16,649,800	21,904,603

Icon Ventures V, L.P.*		Limited Partnership Interest	United States				6/30/2026	808,926	1,562,011

Lightspeed Venture Partners IX, L.P.*		Limited Partnership Interest	United States				6/30/2026	1,974,459	3,344,146

The accompanying notes are an integral part of this consolidated schedule of investments.

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Adams Street Venture & Growth Fund

Consolidated Schedule of Investments

As of June 30, 2026 (Unaudited) (Continued)

								Amounts in USD
Fund Investments	Footnotes	Investment Type	Geographic Region**	Position (if applicable)	Reference Rate & Spread (if applicable)	Quantity (if applicable)	Acquisition Date	Cost	Fair Value

Secondary Investments (continued)

Lightstone Ventures II, L.P.*		Limited Partnership Interest	United States				6/30/2026	$1,860,971	$3,640,413

Lightstone Ventures, L.P.*		Limited Partnership Interest	United States				6/30/2026	40,923	197,781

Longwood Fund II, L.P.*		Limited Partnership Interest	United States				6/30/2026	-	51,858

Longwood Fund III, L.P.*		Limited Partnership Interest	United States				6/30/2026	155,042	41,231

Mayfield XIV, L.P.*		Limited Partnership Interest	United States				6/30/2026	367,053	2,633,662

Mayfield XV*		Limited Partnership Interest	United States				6/30/2026	3,052,755	4,436,911

NewSpring Elevate SPV, L.P.*		Limited Partnership Interest	United States				6/30/2026	313,813	564,274

NewSpring Growth Capital IV, LP*		Limited Partnership Interest	United States				6/30/2026	2,540,066	4,939,730

Nexus Ventures III, Ltd.*		Limited Liability Company Interest	United States				6/30/2026	4,122,777	9,801,513

NFX Capital Fund I, LP*		Limited Partnership Interest	United States				6/30/2026	6,709,324	12,980,511

OpenView Venture Partners IV, L.P.*		Limited Partnership Interest	United States				6/30/2026	1,784,205	1,973,764

Peak Equity Partners I LP*		Limited Partnership Interest	United States				6/30/2026	485,665	653,743

Pioneer Square Ventures Fund I, L.P.*		Limited Partnership Interest	United States				6/30/2026	2,218,117	4,375,047

Redpoint Ventures V, L.P.*		Limited Partnership Interest	United States				6/30/2026	3,660,539	4,474,378

Scale Venture Partners IV, L.P.*		Limited Partnership Interest	United States				6/30/2026	113,227	586,014

Shasta Ventures Fund IV, L.P.*		Limited Partnership Interest	United States				6/30/2026	817,510	1,790,205

SSG 2026 VC Secondary Investments, L.P.*	(3)	Limited Partnership Interest	United States				6/30/2026	42,249,885	54,715,594

True Ventures IV, L.P.*		Limited Partnership Interest	United States				6/30/2026	4,270,491	9,632,997

True Ventures V, L.P.*		Limited Partnership Interest	United States				6/30/2026	2,904,434	5,024,885

True Ventures VI, L.P.*		Limited Partnership Interest	United States				6/30/2026	-	10,909,158

Total Secondary Investments								153,133,787	243,279,069

Direct Investments - 3.1% (1)

Sprints Watson LP*	(2)	Limited Partnership Interest	Western Europe				6/5/2026	11,082,287	11,082,287

Total Direct Investments								11,082,287	11,082,287

The accompanying notes are an integral part of this consolidated schedule of investments.

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Adams Street Venture & Growth Fund

Consolidated Schedule of Investments

As of June 30, 2026 (Unaudited) (Continued)

								Amounts in USD
Fund Investments	Footnotes	Investment Type	Geographic Region**	Position (if applicable)	Reference Rate & Spread (if applicable)	Quantity (if applicable)	Acquisition Date	Cost	Fair Value

Short-Term Investments - 35.6%

State Street Institutional Treasury Plus Money Market Fund - Premier Class	(4)	Money Market Fund	United States		3.58%	127,174,827		$127,174,827	$127,174,827

Total Short-Term Investments								127,174,827	127,174,827

Total Investments - 106.7%								291,390,901	381,536,183

Liabilities in excess of other assets - (6.7%)									(23,891,178)

Total Net Assets - 100%									$357,645,005

Investment Type allocation							Cost	Fair Value	% of Investments, at Fair Value

Limited Liability Company Interest							$4,122,777	$9,801,513	2.6%

Limited Partnership Interest							160,093,297	244,559,843	64.1%

Money Market Fund							127,174,827	127,174,827	33.3%

Total Investments							$291,390,901	$381,536,183	100.0%

Geographic allocation							Cost	Fair Value	% of Investments, at Fair Value

United States							$279,134,712	$366,003,773	95.9%

Western Europe							12,256,189	15,532,410	4.1%

Total Investments							$291,390,901	$381,536,183	100.0%

*	Non-income producing.

**	Geographic Region generally reflects the location of the investments and may be different from where the underlying portfolio company assets are located.

(1)

Secondary Investments and Direct Investments (each as defined in Note 1) have no redemption provisions, are issued in private placement transactions and are restricted as to resale. For investments that were acquired through multiple transactions, the acquisition date represents the initial acquisition date of the Fund’s investment in the position. Total fair value of restricted securities amounts to $254,361,356, which represents 71.1% of net assets as of June 30, 2026.

(2)

These investments are characterized as Level 3 securities within the fair value hierarchy. Level 3 security values are determined using significant unobservable inputs. See Note 3 for additional information regarding Level 3 investments.

(3)

The Fund invests in certain underlying investments through SSG 2026 VC Secondary Investments, L.P., a special purpose vehicle. As of June 30, 2026, KCB Gamma L.P. represented approximately 13.6% of the Fund’s net assets and is separately identified as it exceeded 5% of net assets. The underlying investments are principally venture capital and growth-oriented investments.

(4)	The rate shown is the annualized seven-day yield as of June 30, 2026.

The accompanying notes are an integral part of this consolidated schedule of investments.

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Adams Street Venture & Growth Fund

Notes to Consolidated Schedule of Investments

June 30, 2026 (Unaudited)

1. ORGANIZATION

Adams Street Venture & Growth Fund (the “Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. The Fund commenced operations on April 3, 2026.

The Fund is managed and advised by Adams Street Advisors, LLC (the “Adviser”), a subsidiary of Adams Street Partners, LLC (“Adams Street”). The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”).

The business operations of the Fund are supervised under the direction of the Fund’s Board of Trustees (the “Board”), subject to the laws of the State of Delaware and the Fund’s declaration of trust, as may be amended, restated or otherwise modified from time to time.

The Fund’s investment objective is to seek attractive long-term capital appreciation. The Fund seeks to achieve its investment objective by investing in a broad portfolio of investments in private companies that operate across various investment stages of the private equity lifecycle, with an emphasis on private companies in their early (i.e., venture capital) and growth (i.e., the period of scaling the company’s operations) stages of development (“Venture Capital and Growth Companies”). The Fund intends to provide shareholders with access to Venture Capital and Growth Companies that typically are available only to larger institutional investors. The Fund may gain access to Venture Capital and Growth Companies through a number of different approaches, including: (i) secondary investments in (a) the equity and/or debt of Venture Capital and Growth Companies and (b) private funds, holding vehicles or other investment vehicles (“Portfolio Funds”) managed by unaffiliated third-party managers that invest in Venture Capital and Growth Companies (collectively, “Secondary Investments”); (ii) primary direct investments in the equity and/or debt of Venture Capital and Growth Companies, including co-investments (“Direct Investments”); and (iii) primary investments in Portfolio Funds that invest in Venture Capital and Growth Companies.

The Fund also invests a portion of its assets in a portfolio of liquid assets, including: cash; short-term, high-quality (i.e., investment grade or higher), liquid debt securities and other credit instruments; and other investment companies, including money market funds and exchange traded funds.

Investments in the Fund may be made only by eligible investors that are “qualified clients” as defined in Rule 205-3 under the Advisers Act.

2. SIGNIFICANT ACCOUNTING POLICIES

Valuation

The Fund values its investments at fair value in accordance with Accounting Standards Codification Topic 820, Fair Value Measurement (“ASC 820”). The fair value of the Fund’s assets which qualify as financial instruments approximates the carrying amounts presented in the Consolidated Statement of Assets and Liabilities.

Rule 2a-5 under the 1940 Act (“Rule 2a-5”) establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the U.S. Securities and Exchange Commission (“SEC”) adopted related recordkeeping requirements and rescinded previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments.

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Adams Street Venture & Growth Fund

Notes to Consolidated Schedule of Investments

June 30, 2026 (Unaudited) (Continued)

Certain investments in Portfolio Funds and Direct Investments are valued based on the latest net asset value (“NAV”) reported by the Portfolio Fund manager or general partner. This is commonly referred to as using NAV as a practical expedient which allows for estimation of the fair value of a private investment based on NAV or its equivalent if the NAV of the private investment is calculated in a manner consistent with Accounting Standards Codification Topic 946, Financial Services – Investment Companies. If the NAV of an investment in a Portfolio Fund or Direct Investment is not available at the time the Adviser is calculating the Fund’s NAV, the most recently provided valuation information about such investment will typically be adjusted by the Adviser pursuant to the Adviser’s valuation procedures to estimate the fair value, on a monthly basis, of the interests in such Portfolio Fund or Direct Investment.

For debt and equity securities which are not publicly traded or for which market prices are not readily available (unquoted investments), the fair value will be determined in good faith by the Adviser. In determining the fair values of these investments, the Adviser will apply generally accepted valuation approaches and methods for fair value measurement. The approaches that may be utilized include, but are not limited to, (i) a market approach, which uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities (including a business), or (ii) an income approach, which uses valuation techniques to convert future amounts (for example, cash flows or earnings) to a single present amount (discounted). The foregoing approaches are not exhaustive, and other methodologies may be employed as appropriate. In order to determine a fair value, these methods are applied to the latest information provided by the underlying portfolio companies, investment sponsors or other business counterparties.

A valuation committee consisting of senior personnel of the Adviser reviews and approves the valuation results related to the investments. The Adviser also utilizes independent valuation firms to provide third-party valuation positive assurance services for Direct Investments.

The Fund values portfolio securities for which market quotations are readily available at the last reported sales price or official closing price on the primary market or exchange on which they trade. Generally, trading in U.S. government securities and money market instruments is substantially completed each day at various times prior to the close of business on the New York Stock Exchange. The values of such securities used in computing the Fund’s NAV are determined as of such times.

Due to the inherent uncertainty in determining the fair value of investments for which market values are not readily available, the fair values of these investments may fluctuate from period to period. In addition, such fair value may differ materially from the values that may have been used had a ready market existed for such investments and may significantly differ from the value ultimately realized by the Fund.

Pursuant to Rule 2a-5, the Board has selected the Adviser as the “valuation designee” (as defined in Rule 2a-5) to perform fair value determinations in good faith for investments held by the Fund without readily available market quotations, subject to the oversight of the Board (in such capacity, the “Valuation Designee”). The Valuation Designee is responsible for developing and implementing the valuation processes and procedures for the Fund’s investments, conducting periodic reviews of the valuation policies, and evaluating the overall fairness and consistent application of the valuation policies.

3. FAIR VALUE MEASUREMENTS

The Fund records its investments at fair value in accordance with accounting principles generally accepted in the United States. Fair value is the price that would be received upon the sale of an investment in an orderly transaction between market participants at the measurement date.

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Adams Street Venture & Growth Fund

Notes to Consolidated Schedule of Investments

June 30, 2026 (Unaudited) (Continued)

The investments fall into one of the following three categories within the fair value hierarchy of inputs:

•	Level 1 - inputs reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date.

Investments classified within Level 1 held by the Fund typically consist of public stock positions distributed from Primary and Secondary Investments or held as a result of an initial public offering of a Direct Investment as well as cash equivalents held as money market funds. Management does not adjust the quoted price for such instruments, even in situations where the Fund holds a large position and a sale could reasonably impact the quoted price.

•

Level 2 - inputs include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability other than quoted prices, either directly or indirectly, including inputs in markets that are not considered to be active.

Investments classified within Level 2 held by the Fund may consist of public stock positions where the valuation is adjusted to reflect illiquidity and/or non-transferability.

•	Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement.

Investments classified within Level 3 held by the Fund typically consist of other investments that are not measured at net asset value (“NAV”). When observable prices are not available, management uses valuation techniques for which sufficient and reliable data is available. The valuation of nonmarketable privately-held investments requires significant judgment by management due to the absence of quoted market values, inherent lack of liquidity, changes in market conditions and the long-term nature of such assets. Such investments are valued initially based upon the transaction price. Valuations are reviewed quarterly utilizing available market data and additional factors to determine if the carrying value of these investments should be adjusted. Market data includes observations of the trading multiples of public companies considered comparable to the private companies being valued. Valuations are adjusted to account for company-specific issues, the lack of liquidity inherent in a non-public investment and the fact that comparable public companies are not identical to the companies being valued. In addition, a variety of additional factors are reviewed by management, including, but not limited to, estimates of liquidation value, prices of recent transactions in the same or similar issuer, current operating performance and future expectations of the particular investment, changes in market outlook and the financing environment. In determining valuation adjustments, emphasis is placed on market participants’ assumptions and market-based information over entity-specific information.

The Fund measures the fair value of its investments in Portfolio Funds that do not have a readily determinable fair value, based on the NAV of the investment as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the NAV. If the practical expedient NAV is not as of the reporting entity’s measurement date, a fair value determination is made under procedures established by and under the general supervision of the Adviser. In using the NAV as a practical expedient, certain attributes of the investment, which may impact the fair value of the investment, are not considered in measuring fair value.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by management. Management considers observable data to be market data that is readily available, regularly distributed or updated, reliable and verifiable, not proprietary and provided by multiple independent sources actively involved in the relevant market. The categorization of an investment within the hierarchy is based upon the pricing transparency of the investment and does not necessarily correspond to management’s perceived risk of that investment.

6

Adams Street Venture & Growth Fund

Notes to Consolidated Schedule of Investments

June 30, 2026 (Unaudited) (Continued)

The following table is a summary of information about the levels within the fair value hierarchy at which the Fund’s investments are measured as of June 30, 2026:

Investments	Level 1	Level 2	Level 3	Total
Secondary Investments	$-	$-	$32,645,305	$32,645,305
Direct Investments	-	-	11,082,287	11,082,287
Short-Term Investments	127,174,827	-	-	127,174,827

Total Investments	$127,174,827	$-	$43,727,592	$170,902,419

The Fund held Secondary Investments with a fair value of $210,633,764, which are excluded from the fair value hierarchy as of June 30, 2026, in accordance with ASC 820-10 as investments in underlying funds valued at net asset value as a practical expedient are not required to be included in the fair value hierarchy.

The classification of an investment as Level 3 is based upon the significance of the unobservable inputs to the overall fair value measurement. However, Level 3 investments typically include, in addition to unobservable or Level 3 inputs, observable inputs (that is, inputs that are actively quoted and can be validated to market sources). Increases (decreases) in these inputs in isolation would result in a significantly higher (lower) fair value measurement. The impact of such changes is not necessarily linear and may be affected by the interaction of multiple inputs.

The following table shows a reconciliation of investments classified within Level 3 during the period:

	Secondary Investments	Direct Investments	Total
Balance as of January 31, 2026	$-	$-	$-
Transfers into Level 3	-	-	-
Transfers out of Level 3	-	-	-
Purchases of Investments	29,729,491	11,082,287	40,811,778
Amortization of Discounts	-	-	-
Payment-in-kind	-	-	-
Sales/Paydowns/Distributions Received	-	-	-
Net change in unrealized appreciation (depreciation)	2,915,814	-	2,915,814

Balance as of June 30, 2026	$32,645,305	$11,082,287	$43,727,592

Net change in unrealized appreciation (depreciation) on investments held at June 30, 2026	$2,915,814	$-	$2,915,814

There were no transfers into or out of Level 3 during the period ended June 30, 2026. Transfers between levels of the fair value hierarchy are reported at the beginning of the reporting period in which they occur.

The following table provides a summary of valuation techniques and quantitative inputs and assumptions used for investments classified within Level 3 of the fair value hierarchy as of June 30, 2026:

Investment Type	Fair Value at June 30, 2026	Valuation Technique(s)	Unobservable Input(s)	Range (Weighted Average by Fair Value)
Secondary Investments	$32,645,305	Recent Financings	N/A	N/A
Direct Investments
Limited Partnership Interest	$11,082,287	Recent Financings	Price per Share	N/A

7

Adams Street Venture & Growth Fund

Notes to Consolidated Schedule of Investments

June 30, 2026 (Unaudited) (Continued)

One valuation technique used in Level 3 of the fair value hierarchy utilizes unobservable inputs developed by management in determining the fair value of the Fund’s investments. This is detailed below:

•	Recent Financings - may include fair value indications based on a round of financing in which the Fund may or may not have participated.

The significant unobservable inputs used in the fair value measurement of the privately held securities are revenue multiple, EBITDA multiple, multiple on invested capital (MOIC), discount for lack of marketability, price per share in a recent round of financing, potential bids, assessment of credit quality, and comparable market rates. Significant increases or decreases in these inputs in isolation would result in a significantly lower or higher fair value measurement.

While management believes its valuation methods are appropriate and consistent with those used by other market participants, the use of different methodologies or assumptions to estimate the fair value of investments in nonmarketable investments could result in a different estimate of fair value at the reporting date. Those fair value estimates, including those carried at net asset value, may differ significantly from the values that would have been determined had a readily available market for such investments existed, or had such investments been liquidated or sold to non-affiliated investors, and these differences could be material to the consolidated financial statements.

8